Trade payables (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Trade Payables

	December 31, 2017	December 31, 2016
Natural gas suppliers	1,563,930	1,381,397
Materials and service suppliers	1,162,496	937,034
Fuels and lubricants suppliers	1,814	706
Judicial deposits(i)	(294,976)	(294,976)
Other	731	8,949

	2,433,995	2,033,110

Current	2,433,995	2.032.542

Non-current	—	568

(i)	There are ongoing proceeding between Comgás and its gas supplier. The gas supplier is charging different prices comparing to the gas supply market. At December 31, 2017, the balance of the judicial discussion is R$ 1,154,603 (R$ 1,045,311 on December 31, 2016). The amount is secured by judicial deposit R$ 294,976 (R$ 294,976 on December 31, 2016) and the guaranteed value through surety is of R$ 859,627 (R$ 750,335 on December 31, 2016).